AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 12, 2012

                                                              File No. 033-42484
                                                              File No. 811-06400


                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      POST-EFFECTIVE AMENDMENT NO. 195                       /X/
                                      AND
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                               AMENDMENT NO. 196                             /X/

                        THE ADVISORS' INNER CIRCLE FUND
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                               101 FEDERAL STREET
                          BOSTON, MASSACHUSETTS 02110
               ---------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code 1-800-932-7781

                                Michael Beattie
                              c/o SEI Corporation
                            One Freedom Valley Drive
                            OAKS, PENNSYLVANIA 19456
                    ----------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

Timothy W. Levin, Esquire                            Dianne M. Sulzbach, Esquire
Morgan, Lewis & Bockius LLP                          c/o SEI Corporation
1701 Market Street                                   One Freedom Valley Drive
Philadelphia, Pennsylvania 19103                     Oaks, Pennsylvania 19456



    It is proposed that this filing become effective (check appropriate box)

--------------------------------------------------------------------------------
         /X/ Immediately upon filing pursuant to paragraph (b)
         / / On [date] pursuant to paragraph (b)
         / / 60 days after filing pursuant to paragraph (a)(1)
         / / 75 days after filing pursuant to paragraph (a)(2)
         / / On [date] pursuant to paragraph (a) of Rule 485
--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 195 relates solely to the Cornerstone Advisors Global Public Equity, Cornerstone Advisors Income Opportunities, Cornerstone Advisors Public Alternatives and Cornerstone Advisors Real Assets Funds.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 195 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 12th day of September, 2012.


                                                 THE ADVISORS' INNER CIRCLE FUND

                                                 By:         *
                                                 -------------------------------
                                                 Michael Beattie, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.


        *                                 Trustee                               September 12, 2012
-------------------------
Charles E. Carlbom

        *                                 Trustee                               September 12, 2012
-------------------------
John K. Darr

        *                                 Trustee                               September 12, 2012
-------------------------
William M. Doran

        *                                 Trustee                               September 12, 2012
-------------------------
Joseph T. Grause, Jr.

        *                                 Trustee                               September 12, 2012
-------------------------
Mitchell A. Johnson

        *                                 Trustee                               September 12, 2012
-------------------------
Betty L. Krikorian

        *                                 Trustee                               September 12, 2012
-------------------------
Robert A. Nesher

        *                                 Trustee                               September 12, 2012
-------------------------
Bruce Speca

        *                                 Trustee                               September 12, 2012
-------------------------
James M. Storey

        *                                 Trustee                               September 12, 2012
-------------------------
George J. Sullivan, Jr.

        *                                 President                             September 12, 2012
-------------------------
Michael Beattie

        *                                  Treasurer, Controller &              September 12, 2012
-------------------------                  Chief Financial Officer
Michael Lawson


*By: /s/ Dianne M. Sulzbach
     ----------------------
     Dianne M. Sulzbach, pursuant to Powers of Attorney dated
     November 16, 2011 and November 30, 2011, incorporated
     herein by reference to Exhibit (q) of Post-Effective Amendment
     No. 179, filed on February 28, 2012



                                 EXHIBIT INDEX



EXHIBIT NUMBER          DESCRIPTION
--------------          -----------

EX-101.INS              XBRL Instance Document

EX-101.SCH              XBRL Taxonomy Extension Schema Document

EX-101.CAL              XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF              XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB              XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE              XBRL Taxomony Extension Presentation Linkbase